Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of significant accounting policies
Schedule of estimated useful lives of assets
Buildings	20 years
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Machinery and equipment	5-15 years
Furniture and fixtures	5 years
Motor vehicles	5 years

Schedule of projects asset
As of December 31, 2013
RMB
Project assets — Modules cost	39,341
Project assets — Development cost	7,245
Project assets — Others	1,160
Total Project assets	47,746